Collateral for crude oil exploration concession agreements (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,748	$ 1,574
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,648	1,243
Exploration And Evaluation Asset [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	$ 100	$ 331